Core Deposit Intangible Assets - Core Deposit Intangible and Related Accumulated Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Core Deposit Intangibles [Line Items]
Net carrying amount	$ 383
Core Deposits [Member]
Goodwill And Core Deposit Intangibles [Line Items]
Gross carrying amount	1,251	$ 1,251	$ 1,251
Accumulated amortization	(868)	(747)	(622)
Net carrying amount	$ 383	$ 504	$ 629